DEPOSITS DEPOSITS (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deposits [Abstract]
Time Deposit Maturities, Next Twelve Months	$ 1,752,552
Time Deposit Maturities, Year Two	294,579
Time Deposit Maturities, Year Three	141,261
Time Deposit Maturities, Year Four	37,757
Time Deposit Maturities, Year Five	13,272
Time Deposit Maturities, after Year Five	1,020
Time	$ 2,240,441	$ 2,173,564